STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Transitional Period [Member]
REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Accounting and audit fees	26,500	10,500	11,000	10,000
Professional fees	243,000		130,000	126,000
Consulting fees		60,000	60,000
Legal fees	5,000	4,034	4,034	930
Directors fees	30,000	60,000	120,000	120,000
General and administrative expenses	5,000	4,467	4,477	523
TOTAL OPERATING EXPENSES	309,500	139,001	329,511	258,453
LOSS FROM OPERATIONS	(309,500)	(139,001)	(329,511)	(258,453)
OTHER INCOME (EXPENSE)
Miscellaneous sale		79,000	79,000
Interest expense				(249)
TOTAL OTHER INCOME (EXPENSE)		79,000	79,000	(249)
PROVISION FOR INCOME TAXES
NET LOSS	$ (309,500)	$ (60,001)	$ (250,511)	$ (258,702)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	442,363,333	116,980,000	118,063,333	116,563,333